Legal Proceedings - Additional Information (Detail) $ in Thousands, £ in Millions	Dec. 31, 2021 GBP (£)	Aug. 05, 2021 USD ($)	May 10, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Feb. 12, 2016 GBP (£)
Disclosure of Legal Proceedings [line items]
Provisions for legal and other disputes	£ 196.0			£ 320.0
Damages Awarded to GSK | $		$ 235,510
Bottom of range [member]
Disclosure of Legal Proceedings [line items]
Loss Contingency, Fine amount			£ 22.2
Top of range [member]
Disclosure of Legal Proceedings [line items]
Loss Contingency, Fine amount			£ 37.6
UK Competition and Markets Authority [member]
Disclosure of Legal Proceedings [line items]
Fine paid by group					£ 37.6